4. Property and Equipment, net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,458	$ 5,723	$ 15,827	$ 23,784
Gain on sale of equipment	$ 2,000	$ 0	15,437	0
Proceeds from sale of equipment			$ 22,500	$ 0